INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 59,435	$ 59,472
Finite-Lived Intangible Assets, Accumulated Amortization	25,471	19,225
Intangible assets, net	33,964	40,247
Technology
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	28,819	28,795
Customer relations
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	17,603	17,663
Non-Competition agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	127	128
Customer data
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	12,043	12,043
Domain
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	552	552
Distribution agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 291	$ 291